Summary of accounting policies - Breakdown of Office Buildings, Land , Equipment and Facilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 408,917	¥ 428,241
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	94,991	93,800
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	109,052	104,320
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	48,101	52,644
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	156,717	161,469
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 56	¥ 16,008